Commitments and Contingencies (Details Narrative) 10Q $ / shares in Units, € in Thousands, $ in Thousands							1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 19, 2014 USD ($) $ / shares shares	Feb. 19, 2014 EUR (€) shares	May. 23, 2013 USD ($)	Feb. 04, 2013 USD ($)	Feb. 04, 2013 EUR (€)	Apr. 23, 2012 EUR (€)	Apr. 23, 2012 USD ($)	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 EUR (€) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 EUR (€) shares	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Royalty income								$ 58
Remaining royalty income recived								$ 29
Shares, Options granted | shares								2,496,848	352,519	352,519	237,315	237,315
Share-based compensation arrangement by share-based payment award, options, grants in period								$ 273
Other long-term assets								1,526	$ 1,684		$ 1,894
Accumulated amortization									724
Amortization expense								$ 53	$ 566
Percentage of interest rate								12.00%
Royalty rate								3.00%	3.00%	3.00%
Amortization expense								$ 158	$ 142		$ 399
Medica Spa [Member]
Minimum annual aggregate purchases									880			€ 700	$ 400
Annual minimum amount			$ 500	$ 800			$ 700
Share-based compensation arrangement by share-based payment award, options, grants in period									$ 273
Percentage of interest rate									12.00%
Euro [Member]
Upfront fees and connection of first amendment | €		€ 450
Euro [Member] | Medica Spa [Member]
Minimum annual aggregate purchases | €										€ 750		€ 500		€ 300
Annual minimum amount			$ 400		€ 600	€ 500
First Unit [Member]
Number of unit sold | shares	125,000	125,000
Per unit rate | $ / shares	$ 2.40
Upfront fees and connection of first amendment	$ 612
Shares, Options granted | shares	300,000	300,000
First Unit [Member] | Euro [Member]
Per unit rate | $ / shares	$ 1.75
Upfront fees and connection of first amendment	$ 450
Second Unit [Member]
Per unit rate | $ / shares	$ 1.71
Second Unit [Member] | Euro [Member]
Per unit rate | $ / shares	$ 1.25